Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) - Minimum Rental Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum Rental Commitments [Abstract]
2015	$ 91
2016	69
2017	62
2018	61
2019	66
Thereafter	126
$ 475